Commitments and contingencies	12 Months Ended
Dec. 31, 2021
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Commitments and contingencies

21. Commitments and contingencies

This section provides additional information about items not recognized in the financial statements but could potentially have a significant impact on the Group’s financial position and performance.

Non-cancellable service contracts

The Group has entered into research and development commitments in relation to the developments of Group’s oral bradykinin B2 receptor antagonist.

The future aggregate minimum payments under these research and development commitments are as follows:

Commitment for the minimum payments in relation to the non-cancellable service contracts are payable as follows:

	2021	2020
	€	€
Within one year	16,153,000	8,898,000
Later than one year but not later than five years	3,351,000	2,453,000
	19,504,000	11,351,000